Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Long-term debt and related interest and withholding tax payments	$ 186,270	$ 198,028
Accounts payable and accrued liabilities	47,916	46,934
Decommissioning liability (undiscounted)	45,526	34,977
Mine operating/construction and other service contracts, open purchase orders	17,431	27,969
Contractual obligations	297,143	$ 307,908
Within 1 year [Member]
Statement [Line Items]
Long-term debt and related interest and withholding tax payments	48,752
Accounts payable and accrued liabilities	47,916
Decommissioning liability (undiscounted)	0
Mine operating/construction and other service contracts, open purchase orders	17,217
Contractual obligations	113,885
1-5 years [Member]
Statement [Line Items]
Long-term debt and related interest and withholding tax payments	137,518
Accounts payable and accrued liabilities	0
Decommissioning liability (undiscounted)	1,365
Mine operating/construction and other service contracts, open purchase orders	214
Contractual obligations	139,097
Over 5 years [Member]
Statement [Line Items]
Long-term debt and related interest and withholding tax payments	0
Accounts payable and accrued liabilities	0
Decommissioning liability (undiscounted)	44,161
Mine operating/construction and other service contracts, open purchase orders	0
Contractual obligations	$ 44,161